SUPPLEMENT DATED MAY 1, 2026
                   TO THE VARIABLE ANNUITY PROSPECTUSES
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    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          SEPARATE ACCOUNT USL A
                       Generations Variable Annuity
                         Gallery Variable Annuity
                         Paradigm Variable Annuity
                          Profile Variable Annuity
                 Retirement Gold Group Immediate Variable Annuity
                    Vanguard Group Immediate Variable Annuity
                      Ovation Advisor Variable Annuity
                        Ovation Plus Variable Annuity
                           Ovation Variable Annuity
                             The Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on August 1, 2025, the principal executive office and home office address of The United States Life Insurance Company in the City of New York ("US Life") was changed to 1133 Avenue of the Americas, 33rd Floor, New York, NY 10036. All references in the prospectus to the US Life address are hereby replaced accordingly.

Should you have any questions, you may contact our Annuity Service Center at
(800) 277-0914.